Segment and Geographic Information	12 Months Ended
Dec. 31, 2010
Segment and Geographic Information [Abstract]
Segment and Geographic Information
24.	Segment and Geographic Information
The Company is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of manufacturing operations when making decisions about allocating resources and assessing performance of the Company. The Company believes it operates in one segment. The following table summarizes the Company’s net revenues generated from different geographic locations:

	2010	2009	2008

Total sales:
United States	$851,914,130	$632,047,071	$767,966,660
Europe	39,178,321	20,806,685	92,572,683
Asia Pacific*	58,773,919	35,625,352	40,849,450
Taiwan	173,108,545	157,624,333	185,848,747
Japan	3,187,517	9,685,012	37,706,875
Mainland China	428,626,155	214,598,650	228,766,884

	$1,554,788,587	$1,070,387,103	$1,353,711,299

*	Not including Taiwan, Japan, Mainland China
Revenue is attributed to countries based on headquarter of operations.

Substantially all of the Company’s long-lived assets are located in the PRC.